Expense Example - Verity U.S. Treasury Fund - Verity U.S. Treasury Fund Investor Class	Jan. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	388
Expense Example, with Redemption, 10 Years	$ 910